Segment information - Summary of Non-Current Asset by Geographic Area (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current assets	€ 3,626	€ 3,086
Property and Equipment and Lease Right-of-Use Assets
Disclosure of operating segments [line items]
Non-current assets	414	547	€ 765
Property and Equipment and Lease Right-of-Use Assets | Sweden
Disclosure of operating segments [line items]
Non-current assets	67	84	142
Property and Equipment and Lease Right-of-Use Assets | United States
Disclosure of operating segments [line items]
Non-current assets	270	387	529
Property and Equipment and Lease Right-of-Use Assets | Other countries
Disclosure of operating segments [line items]
Non-current assets	€ 77	€ 76	€ 94